RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related parties

Related Party	Nature of the Party	Relationship with the Group
Trip.com Group Limited (“Trip.com”)	Online travel services provider	Mr. Qi Ji is a director; Shareholder of the Group
China Cjia Group Limited (“Cjia Group”)	Apartment Management Group	Equity method investee of the Group
Shanghai Zhuchuang Enterprise Management Co., Ltd. (“Zhuchuang”)	Staged office space company	Equity method investee of the Group
Shanghai Lianquan Hotel Management Co., Ltd. (“Lianquan”)	Hotel management company	Equity method investee of the Group
Huamai (Guangzhou) Hotel Management Co., Ltd. (“Huamai”)	Hotel management company	Equity method investee of the Group
AZURE Hospitality Fund I Limited Partnership (“Azure”)	Fund	Equity method investee of the Group

Schedule of amounts due from related parties

	As of
	December 31,	June 30,
	2024	2025
Trip.com	284	246
Lianquan	49	46
Huamai	26	27
Zhuchuang	14	14
Cjia Group	15	14
Others	24	23
Allowance for expected credit losses	(64)	(64)
Total	348	306

Schedule of amounts due to related parties

	As of
	December 31,	June 30,
	2024	2025
Trip.com	41	52
Cjia Group	14	15
Others	19	19
Total	74	86

Schedule of significant related party transactions

	Six Months Ended June 30,
	2024	2025
Commission expenses to Trip.com	150	148
Lease expenses to Trip.com	10	10
Lease expenses to Cjia Group	18	18
Goods sold and service provided to Cjia Group	11	15
Service fee from Trip.com	68	61
Service fee from Azure	11	10
Sublease income from Lianquan	6	—
Sublease income from Cjia Group	3	3